Leases (Tables)	12 Months Ended
Jun. 30, 2023
Leases [Abstract]
Summary of Lease Information and Cost and Supplemental Cash Flow Information
The following table summarizes the ROU assets and lease liabilities recorded on the Company’s consolidated and combined balance sheets as of June 30, 2023 and 2022:

	As of June 30,
	2023	2022
ROU assets	$235,790	$271,154

Lease liabilities:
Operating leases, current	(36,529)	(39,006)
Operating leases, non-current	(219,955)	(254,114)

Total lease liabilities	$(256,484)	$(293,120)

The following table summarizes the activity related to lease costs recorded within the Company’s consolidated and combined statements of operations for Fiscal Years 2023, 2022 and 2021:

	Line Item in the Company’s Consolidated and Combined Statements of Operations	Years Ended June 30,
		2023	2022	2021
Operating lease cost	Direct operating expenses	20,729	$22,360	$20,138
Operating lease cost	Selling, general and administrative expenses	11,176	9,782	9,773
Variable lease cost	Direct operating expenses	346	147	247
Variable lease cost	Selling, general and administrative expenses	39	41	39

Total lease cost		$32,290	$32,330	$30,197

Supplemental cash flow information related to operating leases is as follows:

	Years Ended June 30,
	2023	2022	2021
Cash paid for amounts included in the measurement of operating lease liabilities	$35,400	$33,312	$29,380
Lease assets obtained in exchange for new lease obligations	$478	$298,100	$—

Operating Lease Maturity Schedule	The future lease payments related to this new lease for the next five fiscal years and thereafter are expected to be as follows:

As of June 30, 2023
Fiscal Year 2024	$—
Fiscal Year 2025	10,121
Fiscal Year 2026	16,276
Fiscal Year 2027	39,207
Fiscal Year 2028	39,563
Thereafter (Fiscal Year 2029 to Fiscal Year 2046)	799,225

Total lease payments	$904,392

Maturities of operating lease liabilities as of June 30, 2023 were as follows:

As of June 30, 2023
Fiscal year ending June 30, 2024	$38,324
Fiscal year ending June 30, 2025	28,899
Fiscal year ending June 30, 2026	10,527
Fiscal year ending June 30, 2027	22,788
Fiscal year ending June 30, 2028	22,927
Thereafter	230,772

Total lease payments	354,237
Less: imputed interest	97,753

Total lease liabilities	$256,484

The weighted average remaining lease term and weighted average discount rate for our operating leases are as follows:

	As of June 30,
	2023	2022
Weighted average remaining lease term (in years)	12.85	12.90
Weighted average discount rate	4.77%	4.79%